Condensed Interim Consolidated Balance Sheets (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024	Aug. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited	Unlimited
Common stock, shares issued	9,692,020	8,425,353	6,306,979
Common stock, shares outstanding	9,692,020	8,425,353	6,306,979